Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following:

	December 31,
	2014	2013
Computer hardware	$389,373	$12,471
Furniture and fixtures	347,612	19,821
Warehouse fixtures	7,564	7,564
Warehouse equipment	16,708	16,708
Leasehold improvements	35,076	-
	796,333	56,564
Less: accumulated depreciation and amortization	(84,314)	(27,879)
	$712,019	$28,685